11. Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments And Contingencies Tables
Commitments and contingencies
Amount

2016	$200,052
2017	419,443
2018	465,882
2019	119,434
$1,204,811